Average Annual Total Returns - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2023
Fidelity Advisor Canada Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(11.80%)
Past 5 years	4.46%
Past 10 years	4.37%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.39%)
Past 5 years	3.67%
Past 10 years	3.65%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.27%)
Past 5 years	3.60%
Past 10 years	3.54%
Fidelity Advisor Canada Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(8.05%)
Past 5 years	4.92%
Past 10 years	4.38%
Fidelity Advisor Canada Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(9.94%)
Past 5 years	4.66%
Past 10 years	4.32%
Fidelity Advisor Canada Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(6.09%)
Past 5 years	6.09%
Past 10 years	5.36%
Fidelity Advisor Canada Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(5.99%)
Since Inception	7.60%	[1]
DR001
Average Annual Return:
Past 1 year	(12.22%)
Past 5 years	5.19%
Past 10 years	4.47%

[1]	AFrom October 2, 2018.